Segmentation of key figures (Details 4) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 48,659	$ 47,445	$ 44,751
Net sales (in % of total net sales)	100.00%	100.00%	100.00%
Total of selected non-current assets	$ 90,379	$ 77,701
Selected non-current assets (in % of total selected non-current assets)	100.00%	100.00%
Switzerland
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 800	$ 848	$ 795
Net sales (in % of total net sales)	2.00%	2.00%	2.00%
Total of selected non-current assets	$ 34,904	$ 33,032
Selected non-current assets (in % of total selected non-current assets)	39.00%	43.00%
US
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 16,484	$ 16,280	$ 14,618
Net sales (in % of total net sales)	34.00%	34.00%	33.00%
Total of selected non-current assets	$ 39,889	$ 28,893
Selected non-current assets (in % of total selected non-current assets)	44.00%	37.00%
France
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 2,442	$ 2,442	$ 2,505
Net sales (in % of total net sales)	5.00%	5.00%	6.00%
Total of selected non-current assets	$ 4,115	$ 3,933
Selected non-current assets (in % of total selected non-current assets)	5.00%	5.00%
Germany
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 4,518	$ 4,120	$ 3,972
Net sales (in % of total net sales)	9.00%	9.00%	9.00%
Total of selected non-current assets	$ 2,607	$ 2,554
Selected non-current assets (in % of total selected non-current assets)	3.00%	3.00%
Japan
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 2,804	$ 2,656	$ 2,575
Net sales (in % of total net sales)	6.00%	6.00%	6.00%
Total of selected non-current assets	$ 313	$ 309
China
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 2,573	$ 2,214	$ 1,953
Net sales (in % of total net sales)	5.00%	5.00%	4.00%
Total of selected non-current assets	$ 714	$ 684
Selected non-current assets (in % of total selected non-current assets)	1.00%	1.00%
Other
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 19,038	$ 18,885	$ 18,333
Net sales (in % of total net sales)	39.00%	39.00%	40.00%
Total of selected non-current assets	$ 7,837	$ 8,296
Selected non-current assets (in % of total selected non-current assets)	8.00%	11.00%